EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Earnings per share [abstract]
Earnings (loss) available to common shareholders	$ 18	$ (14)	$ 38	$ (13)
Common shares (millions):
Weighted average number of common shares outstanding	80.6	81.7	81.1	81.9
Dilutive stock options (in shares)	0.1	0.0	0.0	0.0
Diluted number of common shares	80.7	81.7	81.1	81.9
Basic and diluted (in dollars per share)	$ 0.22	$ (0.17)	$ 0.47	$ (0.16)